SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-21065

                 AllianceBernstein Disciplined Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                      Date of fiscal year end:  June 30

             Date of reporting period: July 1, 2004 - June 30, 2005

Item 1.  Proxy Voting Record.



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21065
Reporting Period: 07/01/2004 - 06/30/2005
AllianceBernstein Disciplined Growth Fund, Inc.







=============== ALLIANCEBERNSTEIN DISCIPLINED GROWTH FUND, INC. ================


BED BATH & BEYOND INC.

Ticker:       BBBY           Security ID:  075896100
Meeting Date: JUL 1, 2004    Meeting Type: Annual
Record Date:  MAY 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Warren Eisenberg          For       For        Management
1.2   Elect  Director Victoria A. Morrison      For       For        Management
1.3   Elect  Director Stanley Barshay           For       For        Management
1.4   Elect  Director Fran Stoller              For       For        Management
1.5   Elect  Director Jordan Heller             For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Glass Ceiling                             Against   Against    Shareholder
5     Adopt Retention Ratio for Executives      Against   Against    Shareholder


--------------------------------------------------------------------------------

CENTEX CORP.

Ticker:       CTX            Security ID:  152312104
Meeting Date: JUL 15, 2004   Meeting Type: Annual
Record Date:  MAY 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Clint W. Murchison III    For       For        Management
1.2   Elect  Director Frederic M. Poses         For       For        Management
1.3   Elect  Director David W. Quinn            For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 16, 2004   Meeting Type: Annual
Record Date:  MAY 21, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Donald J. Carty           For       For        Management
1.2   Elect  Director Michael S. Dell           For       For        Management
1.3   Elect  Director William H. Gray, III      For       For        Management
1.4   Elect  Director Judy C. Lewent            For       For        Management
1.5   Elect  Director Thomas W. Luce, III       For       For        Management
1.6   Elect  Director Klaus S. Luft             For       For        Management
1.7   Elect  Director Alex J. Mandl             For       For        Management
1.8   Elect  Director Michael A. Miles          For       For        Management
1.9   Elect  Director Samuel A. Nunn, Jr.       For       For        Management
1.10  Elect  Director Kevin B. Rollins          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Expense Stock Options                     Against   For        Shareholder


--------------------------------------------------------------------------------

ELECTRONIC ARTS INC.

Ticker:       ERTS           Security ID:  285512109
Meeting Date: JUL 29, 2004   Meeting Type: Annual
Record Date:  JUN 8, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director M. Richard Asher          For       For        Management
1.2   Elect  Director William J. Byron          For       For        Management
1.3   Elect  Director Leonard S. Coleman        For       For        Management
1.4   Elect  Director Gary M. Kusin             For       For        Management
1.5   Elect  Director Gregory B. Maffei         For       For        Management
1.6   Elect  Director Timothy Mott              For       For        Management
1.7   Elect  Director Robert W. Pittman         For       For        Management
1.8   Elect  Director Lawrence F. Probst III    For       For        Management
1.9   Elect  Director Linda J. Srere            For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Amend Employee Stock Purchase Plan        For       For        Management
4     Amend Articles to Consolidate Common      For       For        Management
      Stock
5     Increase Authorized Common Stock          For       For        Management
6     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

LEGG MASON, INC.

Ticker:       LM             Security ID:  524901105
Meeting Date: JUL 20, 2004   Meeting Type: Annual
Record Date:  MAY 21, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Harold L. Adams           For       For        Management
1.2   Elect  Director James W. Brinkley         For       For        Management
1.3   Elect  Director Raymond A. Mason          For       For        Management
1.4   Elect  Director Margaret Milner           For       For        Management
      Richardson
1.5   Elect  Director Kurt L. Schmoke           For       For        Management
2     Amend Omnibus Stock Plan                  For       Against    Management
3     Amend Non-Employee Director Stock Option  For       For        Management
      Plan

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein Disciplined Growth
                                          Fund, Inc.



                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 26, 2005


*By: /s/ Mark R. Manley
     ------------------
         Mark R. Manley
         Secretary